Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Computed “expected” tax expense excluding non-controlling interest	$128,275	$155,714	$127,625
Adjustments to tax expense attributable to:
Foreign tax differences	(36,139)	(40,733)	(33,322)
Tax-exempt investment income	(62)	(116)	(974)
State income taxes, net of federal benefit	658	3,849	1,803
Change in valuation allowance	-	(754)	(6,189)
Federal tax credits	(1,693)	(5,153)	(3,351)
Change in pension deferred tax	(1,252)	(199)	(329)
Domestic manufacturing deduction	(5,643)	(8,012)	(4,837)
Other	46	(5,545)	607
Total income tax expense	$84,190	$99,051	$81,033

Schedule of components of earnings before income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
United States	$178,821	$300,992	$223,401
Foreign	187,680	143,906	141,243
Total earnings excluding non-controlling interest	366,501	444,898	364,644
Less: net loss (income) attributable to non-controlling interest	(277)	2,290	599
Total earnings before income taxes	$366,778	$442,608	$364,045

Schedule of components of total income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Current:
Federal	$68,928	$79,069	$48,814
Foreign	31,149	15,318	15,855
State and local	6,507	6,549	2,924
Deferred:
Federal	(16,818)	(1,761)	13,204
Foreign	(935)	(232)	15
State and local	(4,641)	108	221
Income tax expense	84,190	99,051	81,033
Unrealized changes in other comprehensive income	(9,197)	(12,604)	(5,443)
Total income taxes	$74,993	$86,447	$75,590

Schedule of components of the net deferred income tax liability
	December 31,
(Thousands of dollars)	2012	2011
Deferred income tax liabilities:
Cash basis farming adjustment	$10,413	$10,581
Depreciation	108,083	109,409
LIFO	7,012	27,927
Other	3,770	4,406
	$129,278	$152,323
Deferred income tax assets:
Reserves/accruals	$87,836	$83,816
Tax credit carry-forwards	12,813	11,217
Deferred earnings of foreign subsidiaries	17,851	12,672
Net operating and capital loss carry-forwards	11,756	15,800
Other	1,442	2,041
	131,698	125,546
Valuation allowance	11,758	16,320
Net deferred income tax liability	$9,338	$43,097

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
(Thousands of dollars)	2012	2011
Beginning balance at January 1	$7,898	$3,548
Additions for uncertain tax positions of prior years	929	66
Decreases for uncertain tax positions of prior years	(2,715)	(109)
Additions for uncertain tax positions of current year	1,165	4,791
Lapse of statute of limitations	(2,224)	(398)
Ending balance at December 31	$5,053	$7,898